JPMorgan USD Emerging Markets Sovereign Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
FOREIGN GOVERNMENT SECURITIES — 84.5%
Azerbaijan — 0.9%
Republic of Azerbaijan
4.75%, 3/18/2024 (a)	256,000	269,408
3.50%, 9/1/2032 (a)	387,000	385,742
3.50%, 9/1/2032 (b)	1,000	997

		656,147

Bahrain — 4.4%
CBB International Sukuk Programme Co. SPC
6.25%, 11/14/2024 (a)	207,000	222,305
4.50%, 3/30/2027 (b)	389,000	399,649
Kingdom of Bahrain
6.13%, 8/1/2023 (a)	572,000	600,529
7.00%, 1/26/2026 (a)	189,000	207,168
7.00%, 1/26/2026 (b)(c)	121,000	132,631
7.00%, 10/12/2028 (b)	402,000	430,642
6.75%, 9/20/2029 (a)	200,000	211,850
5.63%, 9/30/2031 (a)	334,000	322,790
5.45%, 9/16/2032 (a)	244,000	230,580
5.25%, 1/25/2033 (a)	200,000	185,250
6.00%, 9/19/2044 (a)	228,000	200,825

		3,144,219

Bolivia, Plurinational State of — 0.2%
Plurinational State of Bolivia 4.50%,3/20/2028(a)	200,000	177,537

Brazil — 5.9%
Federative Republic of Brazil
8.88%, 4/15/2024	275,000	322,145
4.25%, 1/7/2025	227,000	238,960
6.00%, 4/7/2026	589,000	658,318
4.63%, 1/13/2028	480,000	487,590
4.50%, 5/30/2029	310,000	307,636
8.25%, 1/20/2034	342,000	441,137
7.13%, 1/20/2037	246,000	287,713
5.63%, 1/7/2041	140,000	137,358
5.00%, 1/27/2045	265,000	237,473
5.63%, 2/21/2047	342,000	330,094
4.75%, 1/14/2050	871,000	745,685

		4,194,109

Chile — 1.5%
Republic of Chile
2.45%, 1/31/2031	393,000	389,266
2.55%, 1/27/2032 (c)	272,000	270,691
3.86%, 6/21/2047	200,000	219,225
3.50%, 4/15/2053	200,000	206,100
3.10%, 1/22/2061	1,000	930

		1,086,212

China — 0.6%
People’s Republic of China
1.95%, 12/3/2024 (a)	200,000	206,058

Investments	Principal Amount ($)	Value ($)
3.50%, 10/19/2028 (a)	200,000	225,660

		431,718

Colombia — 5.7%
Republic of Colombia
4.00%, 2/26/2024	200,000	206,475
8.13%, 5/21/2024	107,000	121,565
4.50%, 3/15/2029	1,122,000	1,147,455
3.00%, 1/30/2030	222,000	201,298
3.25%, 4/22/2032	232,000	206,712
7.38%, 9/18/2037	204,000	238,336
6.13%, 1/18/2041	196,000	203,264
4.13%, 2/22/2042	206,000	174,070
5.00%, 6/15/2045	637,000	579,989
5.20%, 5/15/2049	1,053,000	980,475

		4,059,639

Costa Rica — 1.2%
Republic of Costa Rica
6.13%, 2/19/2031 (a)	400,000	399,825
7.00%, 4/4/2044 (a)	238,000	225,252
7.16%, 3/12/2045 (a)	237,000	226,602

		851,679

Croatia — 0.4%
Republic of Croatia 6.00%, 1/26/2024 (b)	265,000	291,301

Dominican Republic — 5.5%
Dominican Republic Government Bond
5.50%, 1/27/2025 (a)	100,000	107,500
6.88%, 1/29/2026 (a)	298,000	338,230
5.95%, 1/25/2027 (a)	207,000	228,196
5.95%, 1/25/2027 (b)	198,000	218,275
6.00%, 7/19/2028 (b)	208,000	228,800
6.00%, 7/19/2028 (a)	49,000	53,900
4.50%, 1/30/2030 (a)	550,000	546,837
4.88%, 9/23/2032 (a)	274,000	271,911
7.45%, 4/30/2044 (b)	302,000	349,565
6.85%, 1/27/2045 (b)	557,000	598,879
6.40%, 6/5/2049 (a)	308,000	313,929
6.40%, 6/5/2049 (b)	305,000	310,871
5.88%, 1/30/2060 (a)	435,000	404,496

		3,971,389

Egypt — 1.2%
Arab Republic of Egypt
5.58%, 2/21/2023 (a)	1,000	1,014
5.88%, 6/11/2025 (a)	330,000	329,175
7.50%, 1/31/2027 (a)	25,000	25,093
8.50%, 1/31/2047 (a)	200,000	170,250
8.70%, 3/1/2049 (a)	384,000	327,840

		853,372

Ethiopia — 0.2%
Federal Democratic Republic of Ethiopia 6.63%, 12/11/2024 (b)	200,000	130,000

JPMorgan USD Emerging Markets Sovereign Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Gabon — 0.3%
Gabonese Republic 6.63%, 2/6/2031 (a)	200,000	187,412

Hungary — 1.1%
Hungary Government Bond
5.75%, 11/22/2023	100,000	108,886
5.38%, 3/25/2024	200,000	217,605
7.63%, 3/29/2041	280,000	455,248

		781,739

India — 0.4%
Export-Import Bank of India 3.25%, 1/15/2030 (a)	249,000	252,782

Indonesia — 2.0%
Perusahaan Penerbit SBSN Indonesia III 4.15%, 3/29/2027 (b)	200,000	221,725
Republic of Indonesia
3.85%, 7/18/2027 (a)(c)	473,000	518,910
4.10%, 4/24/2028	200,000	222,850
6.63%, 2/17/2037 (b)	145,000	197,499
3.05%, 3/12/2051	271,000	260,190

		1,421,174

Iraq — 0.8%
Republic of Iraq
5.80%, 1/15/2028 (a)	422,500	386,271
5.80%, 1/15/2028 (b)	203,125	185,707

		571,978

Ivory Coast — 0.3%
Republic of Cote d’Ivoire 6.13%, 6/15/2033 (b)	210,000	213,977

Jamaica — 1.6%
Jamaica Government Bond
6.75%, 4/28/2028	294,000	336,869
8.00%, 3/15/2039	108,000	148,959
7.88%, 7/28/2045	471,000	647,860

		1,133,688

Jordan — 1.2%
Hashemite Kingdom of Jordan
6.13%, 1/29/2026 (b)	346,000	363,040
5.85%, 7/7/2030 (a)	264,000	258,720
7.38%, 10/10/2047 (a)	220,000	212,273

		834,033

Kazakhstan — 0.9%
Republic of Kazakhstan
3.88%, 10/14/2024 (b)	350,000	375,375
6.50%, 7/21/2045 (b)	200,000	286,500

		661,875

Kenya — 1.7%
Republic of Kenya
6.88%, 6/24/2024 (a)	302,000	317,704
7.25%, 2/28/2028 (b)	355,000	371,862
8.00%, 5/22/2032 (a)	200,000	211,000

Investments	Principal Amount ($)	Value ($)
8.25%, 2/28/2048 (a)	335,000	328,719

		1,229,285

Kuwait — 0.3%
State of Kuwait 3.50%, 3/20/2027 (b)	200,000	217,663

Malaysia — 0.4%
Malaysia Sovereign Sukuk Bhd. 3.04%, 4/22/2025 (a)	302,000	318,478

Mexico — 1.8%
United Mexican States
4.13%, 1/21/2026	261,000	286,448
2.66%, 5/24/2031	235,000	226,746
6.05%, 1/11/2040	86,000	105,500
4.60%, 1/23/2046	528,000	553,509
5.75%, 10/12/2110	118,000	133,288

		1,305,491

Morocco — 0.9%
Kingdom of Morocco
3.00%, 12/15/2032 (a)	200,000	186,000
4.00%, 12/15/2050 (a)	513,000	447,593

		633,593

Nigeria — 2.3%
Federal Republic of Nigeria
7.63%, 11/21/2025 (a)	250,000	262,813
6.50%, 11/28/2027 (a)	263,000	256,096
7.14%, 2/23/2030 (a)	206,000	195,185
7.38%, 9/28/2033 (a)	200,000	182,000
7.70%, 2/23/2038 (a)	451,000	401,390
7.63%, 11/28/2047 (a)	400,000	343,000

		1,640,484

Oman — 5.6%
Oman Sovereign Sukuk SAOC
4.40%, 6/1/2024 (a)	546,000	560,333
5.93%, 10/31/2025 (a)	333,000	362,970
4.88%, 6/15/2030 (a)	201,000	211,050
Sultanate of Oman Government Bond
4.75%, 6/15/2026 (b)	268,000	271,015
5.38%, 3/8/2027 (b)	379,000	389,423
6.00%, 8/1/2029 (b)	221,000	230,116
6.25%, 1/25/2031 (a)	1,156,000	1,209,465
6.50%, 3/8/2047 (b)	229,000	215,832
6.75%, 1/17/2048 (a)	350,000	336,875
7.00%, 1/25/2051 (a)	200,000	198,500

		3,985,579

Pakistan — 1.7%
Islamic Republic of Pakistan
8.25%, 4/15/2024 (a)	270,000	285,829
6.00%, 4/8/2026 (a)	310,000	305,384
6.88%, 12/5/2027 (a)	200,000	198,350
6.88%, 12/5/2027 (b)	142,000	140,829
7.38%, 4/8/2031 (a)	304,000	294,153

		1,224,545

JPMorgan USD Emerging Markets Sovereign Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Panama — 1.6%
Republic of Panama
3.88%, 3/17/2028	207,000	221,529
3.16%, 1/23/2030	200,000	204,475
2.25%, 9/29/2032	231,000	214,873
6.70%, 1/26/2036	8,000	10,524
4.30%, 4/29/2053	296,000	308,080
3.87%, 7/23/2060	214,000	206,684

		1,166,165

Paraguay — 1.0%
Republic of Paraguay
4.95%, 4/28/2031(a)	200,000	220,100
6.10%, 8/11/2044(a)	262,000	307,735
5.40%, 3/30/2050(a)	200,000	219,725

		747,560

Peru — 1.7%
Republic of Peru
7.35%, 7/21/2025	217,000	259,152
4.13%, 8/25/2027	232,000	254,083
2.78%, 1/23/2031	200,000	198,350
1.86%, 12/1/2032	4,000	3,618
6.55%, 3/14/2037	54,000	72,320
5.63%, 11/18/2050	66,000	89,731
2.78%, 12/1/2060	123,000	103,920
3.23%, 7/28/2121	281,000	232,317

		1,213,491

Philippines — 1.7%
Republic of Philippines
10.63%, 3/16/2025	214,000	277,772
2.46%, 5/5/2030	1,000	1,020
6.38%, 1/15/2032(c)	159,000	210,954
6.38%, 10/23/2034	196,000	269,169
3.95%, 1/20/2040	200,000	218,850
3.70%, 2/2/2042	200,000	213,350

		1,191,115

Poland — 0.5%
Republic of Poland
4.00%, 1/22/2024	210,000	221,856
3.25%, 4/6/2026	143,000	152,275

		374,131

Qatar — 1.9%
State of Qatar
3.38%, 3/14/2024(a)	450,000	472,275
4.00%, 3/14/2029(a)	212,000	237,864
9.75%, 6/15/2030(a)	10,000	15,625
4.63%, 6/2/2046(b)	276,000	344,655
5.10%, 4/23/2048(a)	200,000	266,000

		1,336,419

Romania — 0.8%
Romania Government Bond 3.00%, 2/14/2031(a)	258,000	254,130
5.13%, 6/15/2048(b)	106,000	120,840

Investments	Principal Amount ($)	Value ($)
4.00%, 2/14/2051(a)	172,000	167,442

		542,412

Russia — 2.4%
Russian Federation
4.88%, 9/16/2023(a)	200,000	212,000
7.50%, 3/31/2030(a)(d)	282,033	322,082
5.10%, 3/28/2035(a)	400,000	470,000
5.10%, 3/28/2035(b)	200,000	235,000
5.25%, 6/23/2047(a)	200,000	253,000
5.25%, 6/23/2047(b)	200,000	253,000

		1,745,082

Saudi Arabia — 3.0%
Kingdom of Saudi Arabia
2.88%, 3/4/2023(a)	28,000	28,742
4.00%, 4/17/2025(a)	495,000	534,600
3.63%, 3/4/2028(a)	310,000	336,350
4.50%, 4/17/2030(b)	282,000	326,415
4.63%, 10/4/2047(a)	254,000	301,625
4.63%, 10/4/2047(b)	247,000	293,313
4.50%, 4/22/2060(a)	270,000	325,350

		2,146,395

Serbia — 0.3%
Republic of Serbia 2.13%, 12/1/2030(a)	230,000	209,588

South Africa — 4.2%
Republic of South Africa
4.67%, 1/17/2024	380,000	398,834
4.67%, 1/17/2024	101,000	106,006
5.88%, 9/16/2025	262,000	288,577
4.30%, 10/12/2028	393,000	391,232
4.85%, 9/30/2029	400,000	403,200
5.88%, 6/22/2030	256,000	275,568
5.38%, 7/24/2044	200,000	183,162
5.00%, 10/12/2046	412,000	355,350
5.65%, 9/27/2047	349,000	322,563
5.75%, 9/30/2049	274,000	254,186

		2,978,678

Trinidad and Tobago — 0.3%
Republic of Trinidad and Tobago 4.50%, 8/4/2026(a)	200,000	203,975

Turkey — 7.5%
Hazine Mustesarligi Varlik Kiralama A/S 5.00%, 4/6/2023(a)	400,000	405,825
4.49%, 11/25/2024(b)	1,000	995
5.13%, 6/22/2026(a)	200,000	194,788
Republic of Turkey
3.25%, 3/23/2023	234,000	230,388
7.25%, 12/23/2023	200,000	207,038
5.75%, 3/22/2024	275,000	274,364
7.38%, 2/5/2025	169,000	173,098
4.75%, 1/26/2026	400,000	373,500
4.25%, 4/14/2026	256,000	232,928

JPMorgan USD Emerging Markets Sovereign Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
6.00%, 3/25/2027	470,000	450,113
7.63%, 4/26/2029	200,000	203,850
11.88%, 1/15/2030	197,000	252,566
5.95%, 1/15/2031	600,000	541,500
5.88%, 6/26/2031	285,000	255,431
6.50%, 9/20/2033(c)	200,000	183,500
8.00%, 2/14/2034	258,000	268,369
6.75%, 5/30/2040	397,000	356,878
6.63%, 2/17/2045	455,000	399,490
5.75%, 5/11/2047	433,000	346,481

		5,351,102

Ukraine — 4.1%
Ukraine Government Bond
7.75%, 9/1/2023(b)	350,000	352,975
7.75%, 9/1/2024(b)	244,000	244,046
7.75%, 9/1/2026(a)	126,000	126,378
7.75%, 9/1/2026(b)	5,000	5,015
7.75%, 9/1/2027(b)	438,000	436,905
7.75%, 9/1/2027(a)	218,000	217,455
9.75%, 11/1/2028(a)	600,000	647,100
7.38%, 9/25/2032(b)	385,000	362,477
7.25%, 3/15/2033(a)	604,000	562,626

		2,954,977

United Arab Emirates — 0.8%
United Arab Emirates Government Bond
3.13%, 10/11/2027(a)	300,000	321,000
3.13%, 9/30/2049(b)	265,000	268,975

		589,975

Uruguay — 1.4%
Oriental Republic of Uruguay
4.50%, 8/14/2024	110,000	116,311
4.38%, 10/27/2027	168,000	188,717
4.38%, 1/23/2031	8,000	9,176
7.63%, 3/21/2036	169,000	252,740
4.98%, 4/20/2055	365,000	464,759

		1,031,703

Vietnam — 0.3%
Socialist Republic of Vietnam 4.80%, 11/19/2024(b)	200,000	218,100

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $61,546,184)		60,461,966

CORPORATE BONDS — 13.9%
Azerbaijan — 0.6%
Southern Gas Corridor CJSC 6.88%, 3/24/2026(b)	393,000	449,985

Bahrain — 0.3%
Oil and Gas Holding Co. BSCC (The) 7.50%, 10/25/2027(b)	203,000	218,225

Investments	Principal Amount ($)	Value ($)
Brazil — 0.4%
Banco Nacional de Desenvolvimento Economico e Social 5.75%, 9/26/2023(b)	280,000	301,665

Chile — 0.4%
Corp. Nacional del Cobre de Chile 3.70%, 1/30/2050(a)	320,000	323,560

China — 1.8%
CNAC HK Finbridge Co. Ltd. 4.13%, 7/19/2027(a)	200,000	216,294
Sinopec Group Overseas Development 2017 Ltd. 3.63%, 4/12/2027(b)	200,000	216,412
Sinopec Group Overseas Development 2018 Ltd.
2.15%, 5/13/2025(a)	396,000	401,778
2.70%, 5/13/2030(a)	240,000	246,453
State Grid Overseas Investment BVI Ltd.
3.50%, 5/4/2027(a)	200,000	216,454
3.50%, 5/4/2027(b)	2,000	2,165

		1,299,556

Indonesia — 1.3%
Indonesia Asahan Aluminium Persero PT 5.45%, 5/15/2030(a)	200,000	226,595
Pertamina Persero PT 1.40%, 2/9/2026(a)	238,000	230,589
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
6.15%, 5/21/2048(a)	201,000	247,230
4.00%, 6/30/2050(a)	200,000	192,287

		896,701

Kazakhstan — 0.5%
KazMunayGas National Co. JSC 6.38%, 10/24/2048(a)	257,000	325,555

Malaysia — 1.3%
Petronas Capital Ltd.
3.50%, 4/21/2030(a)	200,000	216,920
4.55%, 4/21/2050(a)	320,000	402,560
3.40%, 4/28/2061(a)	306,000	315,915

		935,395

Mexico — 1.7%
Mexico City Airport Trust 5.50%, 7/31/2047(a)	209,000	200,640
Petroleos Mexicanos
4.88%, 1/18/2024	126,000	128,071
6.49%, 1/23/2027	50,000	51,122
6.84%, 1/23/2030	396,000	395,406
6.63%, 6/15/2035	346,000	318,169
6.75%, 9/21/2047	16,000	13,082
7.69%, 1/23/2050	16,000	14,357
6.95%, 1/28/2060	151,000	123,443

		1,244,290

JPMorgan USD Emerging Markets Sovereign Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Panama — 0.3%
Aeropuerto Internacional de Tocumen SA 5.13%, 8/11/2061(a)	200,000	206,850

Peru — 0.3%
Petroleos del Peru SA 5.63%, 6/19/2047(b)	200,000	194,375

Philippines — 0.6%
Power Sector Assets & Liabilities Management Corp. 7.39%, 12/2/2024(a)	356,000	418,923

Qatar — 1.0%
Qatar Energy
2.25%, 7/12/2031(a)	200,000	197,000
3.13%, 7/12/2041(a)	300,000	300,600
3.30%, 7/12/2051(a)	200,000	204,500

		702,100

South Africa — 1.2%
Eskom Holdings SOC Ltd.
6.75%, 8/6/2023(a)	247,000	252,249
6.75%, 8/6/2023(b)	2,000	2,042
7.13%, 2/11/2025(b)	327,000	335,134
6.35%, 8/10/2028(b)	240,000	253,350

		842,775

Tunisia — 0.2%
Banque Centrale de Tunisie International Bond 5.75%, 1/30/2025(a)	200,000	150,500

United Arab Emirates — 2.0%
Abu Dhabi Crude Oil Pipeline LLC 4.60%, 11/2/2047(a)	422,000	491,630
Abu Dhabi Ports Co. PJSC 2.50%, 5/6/2031(a)	306,000	305,617
DP World Ltd. 6.85%, 7/2/2037(a)	160,000	209,680
MDGH GMTN RSC Ltd.
2.88%, 11/7/2029(a)	200,000	208,000
2.88%, 5/21/2030(a)	201,000	208,789

		1,423,716

TOTAL CORPORATE BONDS (Cost $9,958,391)		9,934,171

Investments	Shares	Value ($)
SHORT-TERM INVESTMENTS — 2.0%
INVESTMENT COMPANIES — 0.3%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(e)(f) (Cost $167,587)	167,587	167,587

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 1.7%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(e)(f) (Cost $1,232,125)	1,232,125	1,232,125

TOTAL SHORT-TERM INVESTMENTS (Cost $1,399,712)		1,399,712

Total Investments — 100.4% (Cost $72,904,287)		71,795,849
Liabilities in Excess of Other Assets — (0.4)%		(252,457)

Net Assets — 100.0%		71,543,392

Percentages indicated are based on net assets.

Abbreviations

CJSC	Closed Joint Stock Company
GMTN	Global medium term note
JSC	Joint Stock Company
PJSC	Public Joint Stock Company
PT	Limited liability company
SPC	Special purpose company
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	The security or a portion of this security is on loan at November 30, 2021. The total value of securities on loan at November 30, 2021 is $991,708.
(d)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2021.
(e)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(f)	The rate shown is the current yield as of November 30, 2021.

JPMorgan USD Emerging Markets Sovereign Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Corporate Bonds	$—	$9,934,171	$—	$9,934,171
Foreign Government Securities	—	60,461,966	—	60,461,966
Short-Term Investments
Investment Companies	167,587	—	—	167,587
Investment of Cash Collateral from
Securities Loaned	1,232,125	—	—	1,232,125

Total Short-Term Investments	1,399,712	—	—	1,399,712

Total Investments in Securities	$1,399,712	$70,396,137	$—	$71,795,849

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2021
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2021	Shares at November 30, 2021	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	$—	$3,341,686	$3,174,099	$—	$—	$167,587	167,587	$26	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	1,878,630	13,545,524	14,192,029	—	—	1,232,125	1,232,125	238	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01%(a)(b)	776,784	6,686,244	7,463,028	—	—	—	—	21	—

Total	$2,655,414	$23,573,454	$24,829,156	$—	$—	$1,399,712		$285	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2021.